REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE BY SERVICE TYPE

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in US$ thousands):

	Year ended
Description	December 31, 2024	December 31, 2023	December 31, 2022

Revenue by Phase in Well’s Lifecycle:
Production Services	$878,076	$785,642	$567,249
Drilling and Evaluation Services	423,628	360,273	342,268
Total revenue by phase in well’s life cycle	$1,301,704	$1,145,915	$909,517